2. Investment Securities (Details 1)	Dec. 31, 2016 USD ($)
Available for sale Securities
Amortized Cost
Due in one year or less, Amortized Cost	$ 2,006,027
Due from one to five years, Amortized Cost	17,335,778
Due from five to ten years	1,245,000
Agency MBS	13,265,790
Amortization Cost of Debt	33,852,595
Fair Value
Due in one year or less, fair value	2,010,287
Due from one to five years, fair value	17,329,503
Due from five to ten years	1,221,033
Agency MBS	13,154,228
Fair value of debt	33,715,051
Held to maturity Securities
Amortized Cost
Due in one year or less, Amortized Cost	25,368,725
Due from one to five years, Amortized Cost	4,030,900
Due from five to ten years	4,013,242
Due after ten years, Amortized Cost	16,473,764
Amortization Cost of Debt	49,886,631
Fair Value
Due in one year or less, fair value	25,369,000	[1]
Due from one to five years, fair value	4,318,000	[1]
Due from five to ten years	4,300,000	[1]
Due after ten years, fair value	17,048,000	[1]
Fair value of debt	$ 51,035,000	[1]

[1]	Method used to determine fair value rounds values to nearest thousand.